STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited)

COMMON STOCKS - 93.3%	Shares	Value
Advertising - 0.1%
Integral Ad Science Holding Corp.(a)	2,297	$22,028

Aerospace & Defense - 1.2%
AAR Corp.(a)	840	58,078
AeroVironment, Inc.(a)	724	115,688
Kratos Defense & Security Solutions, Inc.(a)	3,142	55,990
Leonardo DRS, Inc.(a)	2,588	55,694
Moog, Inc. - Class A	696	110,713
Rocket Lab USA, Inc.(a)	6,740	25,342
Spirit AeroSystems Holdings, Inc. - Class A(a)	2,876	92,032
		513,537

Agricultural & Farm Machinery - 0.1%
Alamo Group, Inc.	242	47,040

Air Freight & Logistics - 0.1%
Hub Group, Inc. - Class A	1,560	62,743

Alternative Carriers - 0.4%
Cogent Communications Holdings, Inc.	1,094	70,213
Globalstar, Inc.(a)	18,848	24,314
Iridium Communications, Inc.	2,762	85,042
		179,569

Aluminum - 0.5%
Alcoa Corp.	4,411	155,003
Constellium SE(a)	3,137	61,768
		216,771

Apparel Retail - 1.0%
Abercrombie & Fitch Co. - Class A(a)	1,220	148,255
American Eagle Outfitters, Inc.	4,659	113,027
Boot Barn Holdings, Inc.(a)	738	78,575
Foot Locker, Inc.	2,293	47,809
Urban Outfitters, Inc.(a)	1,716	66,855
		454,521

Apparel, Accessories & Luxury Goods - 0.6%
Carter's, Inc.	944	64,579
Columbia Sportswear Co.	836	66,571
Kontoor Brands, Inc.	1,368	84,899
Under Armour, Inc. - Class A(a)	4,691	31,570
Under Armour, Inc. - Class C(a)	4,749	30,963
		278,582

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 93.3% (CONTINUED)	Shares	Value
Application Software - 4.3%
ACI Worldwide, Inc.(a)	2,670	$91,047
Agilysys, Inc.(a)	573	47,588
Alarm.com Holdings, Inc.(a)	1,173	78,005
Alkami Technology, Inc.(a)	998	24,022
Asana, Inc. - Class A(a)(b)	1,973	29,339
Aurora Innovation, Inc.(a)	18,797	52,162
Blackbaud, Inc.(a)	1,325	103,245
BlackLine, Inc.(a)	1,381	80,167
Box, Inc. - Class A(a)	3,363	87,505
Braze, Inc. - Class A(a)	1,338	56,062
C3.ai, Inc. - Class A(a)(b)	2,615	58,916
Clear Secure, Inc. - Class A	2,224	38,853
Clearwater Analytics Holdings, Inc. - Class A(a)	4,322	68,201
Envestnet, Inc.(a)	1,226	76,098
Five9, Inc.(a)	1,781	102,532
HashiCorp, Inc. - Class A(a)	2,593	84,169
Instructure Holdings, Inc.(a)	451	8,628
Intapp, Inc.(a)	780	24,118
InterDigital, Inc.	629	62,101
Jamf Holding Corp.(a)	1,696	33,021
LiveRamp Holdings, Inc.(a)	1,584	50,862
Marathon Digital Holdings, Inc.(a)	5,408	86,852
nCino, Inc.(a)	1,727	50,359
PagerDuty, Inc.(a)	2,094	41,796
Pegasystems, Inc.	1,065	63,282
Q2 Holdings, Inc.(a)	1,377	70,764
RingCentral, Inc. - Class A(a)	2,032	60,188
Riot Platforms, Inc.(a)	4,686	47,375
Sprinklr, Inc. - Class A(a)	2,918	34,111
Sprout Social, Inc. - Class A(a)	1,170	59,027
Vertex, Inc. - Class A(a)	1,333	38,830
Workiva, Inc.(a)	1,186	93,457
		1,902,682

Asset Management & Custody Banks - 1.2%
Affiliated Managers Group, Inc.	828	129,250
Artisan Partners Asset Management, Inc. - Class A	1,660	67,944
AssetMark Financial Holdings, Inc.(a)	534	18,055
Cohen & Steers, Inc.	625	42,988
Federated Hermes, Inc. - Class B	2,091	68,689
Janus Henderson Group PLC	3,302	103,088

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 93.3% (CONTINUED)	Shares	Value
Asset Management & Custody Banks - 1.2% (Continued)
StepStone Group, Inc. - Class A	1,369	$49,380
Victory Capital Holdings, Inc. - Class A	1,036	52,691
		532,085

Automotive Parts & Equipment - 1.2%
Adient PLC(a)	2,251	67,237
Dorman Products, Inc.(a)	654	57,192
Fox Factory Holding Corp.(a)	1,043	40,594
LCI Industries	599	62,284
Modine Manufacturing Co.(a)	1,264	117,085
Patrick Industries, Inc.	519	54,230
QuantumScape Corp.(a)(b)	7,824	42,406
Visteon Corp.(a)	672	74,343
		515,371

Automotive Retail - 1.0%
Advance Auto Parts, Inc.	1,529	111,586
Asbury Automotive Group, Inc.(a)	524	110,166
Group 1 Automotive, Inc.	326	95,851
Valvoline, Inc.(a)	3,226	137,169
		454,772

Biotechnology - 4.8%
ACADIA Pharmaceuticals, Inc.(a)	3,004	50,197
Alkermes PLC(a)	4,084	100,220
Alvotech SA(a)	1,829	26,521
Amicus Therapeutics, Inc.(a)	7,292	72,847
Arcellx, Inc.(a)	869	43,467
Arrowhead Pharmaceuticals, Inc.(a)	2,950	66,729
Biohaven Ltd.(a)	1,522	59,054
Blueprint Medicines Corp.(a)	1,509	137,832
Crinetics Pharmaceuticals, Inc.(a)	1,599	70,068
CRISPR Therapeutics AG(a)	1,961	103,912
Denali Therapeutics, Inc.(a)	2,590	39,990
Halozyme Therapeutics, Inc.(a)	3,263	124,320
Ideaya Biosciences, Inc.(a)	1,786	72,601
ImmunityBio, Inc.(a)(b)	3,409	27,238
Immunovant, Inc.(a)	1,521	41,736
Insmed, Inc.(a)	3,641	90,006
Intellia Therapeutics, Inc.(a)	2,100	44,940
Ironwood Pharmaceuticals, Inc.(a)	3,387	26,249
Krystal Biotech, Inc.(a)	628	96,159
Madrigal Pharmaceuticals, Inc.(a)	453	92,421
MoonLake Immunotherapeutics(a)	505	20,660

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 93.3% (CONTINUED)	Shares	Value
Biotechnology - 4.8% (Continued)
Nuvalent, Inc. - Class A(a)	915	$63,025
Revolution Medicines, Inc.(a)	3,793	141,404
Rhythm Pharmaceuticals, Inc.(a)	1,469	58,407
Rocket Pharmaceuticals, Inc.(a)	1,738	37,402
SpringWorks Therapeutics, Inc.(a)	1,636	76,385
Summit Therapeutics, Inc.(a)	2,745	10,788
TG Therapeutics, Inc.(a)	3,394	46,362
Ultragenyx Pharmaceutical, Inc.(a)	1,930	82,102
Viking Therapeutics, Inc.(a)	2,244	178,579
		2,101,621

Brewers - 0.1%
Boston Beer Co., Inc. - Class A(a)	233	64,870

Broadcasting - 0.2%
Tegna, Inc.	4,894	66,754

Broadline Retail - 0.8%
Kohl's Corp.	2,687	64,327
Macy's, Inc.	6,718	123,812
Nordstrom, Inc.	2,427	46,137
Ollie's Bargain Outlet Holdings, Inc.(a)	1,520	111,173
Savers Value Village, Inc.(a)	640	10,573
		356,022

Building Products - 1.4%
Armstrong World Industries, Inc.	1,115	128,091
CSW Industrials, Inc.	378	89,820
Gibraltar Industries, Inc.(a)	744	53,166
Griffon Corp.	1,135	74,365
Hayward Holdings, Inc.(a)	3,517	47,761
Resideo Technologies, Inc.(a)	3,786	73,941
Tecnoglass, Inc.	551	30,608
Zurn Elkay Water Solutions Corp.	3,442	107,666
		605,418

Cable & Satellite - 0.2%
Cable One, Inc.	109	42,930
EchoStar Corp. - Class A(a)	3,032	48,481
		91,411

Cargo Ground Transportation - 0.7%
ArcBest Corp.	544	60,335
RXO, Inc.(a)	2,890	54,650

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 93.3% (CONTINUED)	Shares	Value
Cargo Ground Transportation - 0.7% (Continued)
Ryder System, Inc.	1,019	$124,164
Schneider National, Inc. - Class B	967	19,998
Werner Enterprises, Inc.	1,544	52,805
		311,952

Casinos & Gaming - 0.3%
International Game Technology PLC	2,820	55,667
Penn Entertainment, Inc.(a)	3,830	63,348
Sportradar Group AG - Class A(a)	3,018	28,128
		147,143

Coal & Consumable Fuels - 0.4%
CONSOL Energy, Inc.	563	46,594
Peabody Energy Corp.	2,980	65,381
Uranium Energy Corp.(a)	9,656	65,178
		177,153

Commercial & Residential Mortgage Finance - 1.3%
Enact Holdings, Inc.	719	21,376
MGIC Investment Corp.	6,842	138,755
Mr Cooper Group, Inc.(a)	1,583	122,208
NMI Holdings, Inc. - Class A(a)	2,034	62,769
PennyMac Financial Services, Inc.	625	53,525
Radian Group, Inc.	3,788	113,148
Walker & Dunlop, Inc.	813	74,495
		586,276

Commercial Printing - 0.1%
Brady Corp. - Class A	1,038	61,242

Commodity Chemicals - 0.4%
Cabot Corp.	1,393	127,083
Tronox Holdings PLC	2,886	49,033
		176,116

Communications Equipment - 0.4%
Calix, Inc.(a)	1,406	38,988
Lumentum Holdings, Inc.(a)	1,610	70,454
Viasat, Inc.(a)	2,717	43,227
Viavi Solutions, Inc.(a)	5,343	42,210
		194,879

Computer & Electronics Retail - 0.2%
GameStop Corp. - Class A(a)(b)	6,657	73,826

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 93.3% (CONTINUED)	Shares	Value
Construction & Engineering - 1.7%
Arcosa, Inc.	1,188	$90,312
Construction Partners, Inc. - Class A(a)	1,055	54,480
Dycom Industries, Inc.(a)	700	98,014
MasTec, Inc.(a)	1,533	135,962
MDU Resources Group, Inc.	5,024	124,093
MYR Group, Inc.(a)	401	66,666
Sterling Infrastructure, Inc.(a)	734	74,574
Valmont Industries, Inc.	509	104,243
		748,344

Construction Machinery & Heavy Transportation Equipment - 0.9%
Allison Transmission Holdings, Inc.	2,197	161,590
Federal Signal Corp.	1,477	120,080
Terex Corp.	1,689	94,668
		376,338

Construction Materials - 0.3%
Knife River Corp.(a)	1,616	126,355

Consumer Finance - 0.7%
FirstCash Holdings, Inc.	959	108,348
Nelnet, Inc. - Class A	326	30,703
SLM Corp.	5,395	114,319
Upstart Holdings, Inc.(a)(b)	1,797	39,768
		293,138

Consumer Staples Merchandise Retail - 0.1%
PriceSmart, Inc.	629	50,691

Data Processing & Outsourced Services - 0.8%
ExlService Holdings, Inc.(a)	3,932	114,028
Maximus, Inc.	1,499	120,339
Verra Mobility Corp.(a)	4,146	97,763
		332,130

Diversified Chemicals - 0.4%
Chemours Co.	3,663	97,985
Huntsman Corp.	4,118	98,256
		196,241

Diversified Financial Services - 0.3%
Jackson Financial, Inc. - Class A	1,947	133,019

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 93.3% (CONTINUED)	Shares	Value
Diversified Metals & Mining - 0.3%
Materion Corp.	499	$57,355
MP Materials Corp.(a)	3,710	59,360
		116,715

Diversified Real Estate Activities - 0.1%
Saint Joe Co.	981	56,113

Diversified Support Services - 0.3%
Driven Brands Holdings, Inc.(a)	1,484	21,266
UniFirst Corp.	369	59,088
Vestis Corp.	3,264	60,123
		140,477

Education Services - 0.7%
Graham Holdings Co. - Class B	90	63,123
Grand Canyon Education, Inc.(a)	758	98,556
Strategic Education, Inc.	536	61,554
Stride, Inc.(a)	1,024	68,352
		291,585

Electric Utilities - 1.3%
ALLETE, Inc.	1,444	85,514
IDACORP, Inc.	1,271	120,465
MGE Energy, Inc.	891	69,783
Otter Tail Corp.	1,027	87,665
PNM Resources, Inc.	2,105	78,011
Portland General Electric Co.	2,521	108,983
		550,421

Electrical Components & Equipment - 1.1%
Encore Wire Corp.	363	101,407
EnerSys	968	87,556
Fluence Energy, Inc.(a)	1,502	26,796
Plug Power, Inc.(a)(b)	14,911	34,444
Sensata Technologies Holding PLC	3,758	143,969
Shoals Technologies Group, Inc. - Class A(a)	4,173	35,262
Sunrun, Inc.(a)	5,178	53,282
		482,716

Electronic Components - 0.5%
Belden, Inc.	999	81,189
Rogers Corp.(a)	447	53,233
Vishay Intertechnology, Inc.	3,051	70,600
		205,022

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 93.3% (CONTINUED)	Shares	Value
Electronic Equipment & Instruments - 1.8%
Advanced Energy Industries, Inc.	950	$91,048
Badger Meter, Inc.	740	135,361
Crane NXT Co.	1,264	76,864
Itron, Inc.(a)	1,119	103,082
Mirion Technologies, Inc.(a)	4,733	51,448
Novanta, Inc.(a)	881	137,877
OSI Systems, Inc.(a)	390	51,262
Vontier Corp.	3,926	159,513
		806,455

Electronic Manufacturing Services - 0.5%
IPG Photonics Corp.(a)	711	59,710
Plexus Corp.(a)	665	67,172
Sanmina Corp.(a)	1,349	81,843
		208,725

Energy Equipment & Services - 0.2%
Transocean Ltd.(a)	17,943	93,662

Environmental & Facilities Services - 0.7%
ABM Industries, Inc.	1,579	69,002
Casella Waste Systems, Inc. - Class A(a)	1,433	129,543
Stericycle, Inc.(a)	2,349	105,071
		303,616

Fertilizers & Agricultural Chemicals - 0.2%
Scotts Miracle-Gro Co.	1,040	71,282

Food Retail - 0.5%
Grocery Outlet Holding Corp.(a)	2,262	58,744
Sprouts Farmers Market, Inc.(a)	2,548	168,245
		226,989

Footwear - 0.2%
Steven Madden Ltd.	1,786	72,172

Forest Products - 0.3%
Louisiana-Pacific Corp.	1,641	120,105

Gas Utilities - 1.6%
Chesapeake Utilities Corp.	526	55,688
National Fuel Gas Co.	2,249	119,422
New Jersey Resources Corp.	2,416	105,555
ONE Gas, Inc.	1,424	91,876

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 93.3% (CONTINUED)	Shares	Value
Gas Utilities - 1.6% (Continued)
Southwest Gas Holdings, Inc.	1,748	$130,436
Spire, Inc.	1,276	78,844
UGI Corp.	5,353	136,823
		718,644

Health Care Distributors - 0.1%
Patterson Cos., Inc.	2,055	52,341

Health Care Equipment - 2.2%
Alphatec Holdings, Inc.(a)	2,393	30,200
Axonics, Inc.(a)	1,252	83,346
CONMED Corp.	751	51,053
Enovis Corp.(a)	1,340	74,008
Envista Holdings Corp.(a)	4,266	83,955
Glaukos Corp.(a)	1,158	111,167
Inari Medical, Inc.(a)	1,206	45,032
Integer Holdings Corp.(a)	814	90,867
Integra LifeSciences Holdings Corp.(a)	1,636	47,722
iRhythm Technologies, Inc.(a)	757	82,952
LivaNova PLC(a)	1,329	74,092
PROCEPT BioRobotics Corp.(a)	1,076	57,006
QuidelOrtho Corp.(a)	1,220	49,471
TransMedics Group, Inc.(a)	812	76,434
		957,305

Health Care Facilities - 0.3%
Select Medical Holdings Corp.	2,535	71,918
Surgery Partners, Inc.(a)	1,878	46,856
		118,774

Health Care Services - 1.5%
agilon health, Inc.(a)	7,497	41,234
Amedisys, Inc.(a)	784	72,166
AMN Healthcare Services, Inc.(a)	953	57,161
CorVel Corp.(a)	222	53,025
Guardant Health, Inc.(a)	2,813	50,634
LifeStance Health Group, Inc.(a)	1,892	11,693
Option Care Health, Inc.(a)	4,391	131,246
Premier, Inc. - Class A	2,928	61,137
Privia Health Group, Inc.(a)	2,525	46,460
R1 RCM, Inc.(a)	3,853	47,353
RadNet, Inc.(a)	1,473	71,441
		643,550

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 93.3% (CONTINUED)	Shares	Value
Health Care Supplies - 1.0%
Haemonetics Corp.(a)	1,250	$114,937
ICU Medical, Inc.(a)	560	54,835
Lantheus Holdings, Inc.(a)	1,672	111,255
Merit Medical Systems, Inc.(a)	1,456	107,890
Neogen Corp.(a)	4,926	60,738
		449,655

Health Care Technology - 0.6%
Certara, Inc.(a)	2,947	50,423
Doximity, Inc. - Class A(a)	2,545	61,818
Evolent Health, Inc. - Class A(a)	2,736	75,897
GoodRx Holdings, Inc. - Class A(a)	1,850	13,135
Teladoc Health, Inc.(a)	4,109	52,390
		253,663

Heavy Electrical Equipment - 0.1%
Bloom Energy Corp. - Class A(a)	4,920	54,760

Home Furnishings - 0.1%
Leggett & Platt, Inc.	3,219	58,167

Homebuilding - 1.7%
Cavco Industries, Inc.(a)	195	71,021
Century Communities, Inc.	701	55,603
Dream Finders Homes, Inc. - Class A(a)	546	19,383
Green Brick Partners, Inc.(a)	781	42,276
Installed Building Products, Inc.	595	140,260
KB Home	1,654	107,113
LGI Homes, Inc.(a)	509	45,774
M/I Homes, Inc.(a)	670	77,867
Skyline Champion Corp.(a)	1,317	98,762
Tri Pointe Homes, Inc.(a)	2,393	88,182
		746,241

Homefurnishing Retail - 0.2%
RH(a)	366	90,420

Hotels, Resorts & Cruise Lines - 0.6%
Global Business Travel Group I(a)	3,459	20,927
Hilton Grand Vacations, Inc.(a)	1,929	80,323
Marriott Vacations Worldwide Corp.	833	80,060
Travel + Leisure Co.	1,732	75,411
		256,721

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 93.3% (CONTINUED)	Shares	Value
Household Appliances - 0.2%
Helen of Troy Ltd.(a)	577	$53,494
Worthington Enterprises, Inc.	767	43,842
		97,336

Household Products - 0.5%
Central Garden & Pet Co.(a)	231	9,459
Central Garden & Pet Co. - Class A(a)	1,224	43,366
Energizer Holdings, Inc.	1,773	50,921
Spectrum Brands Holdings, Inc.	737	60,338
WD-40 Co.	331	74,850
		238,934

Housewares & Specialties - 0.2%
Newell Brands, Inc.	9,626	76,430

Human Resource & Employment Services - 1.2%
Alight, Inc. - Class A(a)	9,418	84,950
ASGN, Inc.(a)	1,142	110,147
First Advantage Corp.	1,250	20,375
Insperity, Inc.	866	89,137
Korn Ferry	1,253	76,082
ManpowerGroup, Inc.	1,268	95,671
Paycor HCM, Inc.(a)	1,720	29,876
		506,238

Industrial Machinery & Supplies & Components - 3.3%
Albany International Corp. - Class A	760	60,610
Chart Industries, Inc.(a)	1,098	158,178
Enpro, Inc.	513	77,017
Esab Corp.	1,406	148,867
ESCO Technologies, Inc.	625	63,406
Flowserve Corp.	3,195	150,676
Franklin Electric Co., Inc.	1,039	100,025
Gates Industrial Corp. PLC(a)	4,159	73,282
Hillenbrand, Inc.	1,762	84,083
John Bean Technologies Corp.	783	69,757
Kadant, Inc.	284	77,756
Mueller Industries, Inc.	2,811	156,910
Mueller Water Products, Inc. - Class A	3,833	60,715
SPX Technologies, Inc.(a)	1,144	139,351
		1,420,633

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 93.3% (CONTINUED)	Shares	Value
Insurance Brokers - 0.2%
BRP Group, Inc. - Class A(a)	1,573	$41,904
Goosehead Insurance, Inc. - Class A(a)	524	29,821
Hagerty, Inc. - Class A(a)	544	4,869
		76,594

Interactive Media & Services - 0.8%
Bumble, Inc. - Class A(a)	2,536	25,614
Cargurus, Inc.(a)	2,276	51,119
IAC, Inc.(a)	1,764	83,895
Rumble, Inc.(a)(b)	1,603	11,317
TripAdvisor, Inc.(a)	2,530	66,615
Yelp, Inc.(a)	1,565	62,976
Ziff Davis, Inc.(a)	1,106	55,422
		356,958

Internet Services & Infrastructure - 0.3%
DigitalOcean Holdings, Inc.(a)	1,266	41,601
Fastly, Inc. - Class A(a)	3,000	37,950
Squarespace, Inc. - Class A(a)	1,454	50,686
		130,237

Investment Banking & Brokerage - 1.0%
BGC Group, Inc. - Class A	9,243	72,373
Lazard, Inc.	2,817	108,455
Moelis & Co. - Class A	1,642	80,589
Piper Sandler Cos.	452	88,497
PJT Partners, Inc. - Class A	551	52,064
Virtu Financial, Inc. - Class A	2,190	47,523
		449,501

IT Consulting & Other Services - 0.6%
DXC Technology Co.(a)	4,765	92,870
Kyndryl Holdings, Inc.(a)	5,657	111,217
Perficient, Inc.(a)	844	39,887
		243,974

Leisure Facilities - 0.3%
Dave & Buster's Entertainment, Inc.(a)	800	42,720
Life Time Group Holdings, Inc.(a)	1,742	23,796
United Parks & Resorts, Inc.(a)	881	44,772
		111,288

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 93.3% (CONTINUED)	Shares	Value
Leisure Products - 1.0%
Acushnet Holdings Corp.	752	$45,857
Brunswick Corp.	1,693	136,523
Polaris, Inc.	1,322	112,582
Topgolf Callaway Brands Corp.(a)	3,451	55,285
YETI Holdings, Inc.(a)	2,100	75,012
		425,259

Life & Health Insurance - 1.1%
American Equity Investment Life Holding Co.	1,628	91,347
Brighthouse Financial, Inc.(a)	1,597	77,055
CNO Financial Group, Inc.	2,695	70,959
Genworth Financial, Inc. - Class A(a)	11,051	65,532
Lincoln National Corp.	4,170	113,717
Oscar Health, Inc. - Class A(a)	3,852	66,909
		485,519

Life Sciences Tools & Services - 0.6%
10X Genomics, Inc. - Class A(a)	2,375	69,540
Azenta, Inc.(a)	1,346	70,611
Fortrea Holdings, Inc.(a)	2,189	80,096
Sotera Health Co.(a)	2,430	27,216
		247,463

Managed Health Care - 0.2%
Progyny, Inc.(a)	2,072	66,428

Marine Transportation - 0.6%
Kirby Corp.(a)	1,439	157,038
Matson, Inc.	882	95,062
		252,100

Metal, Glass & Plastic Containers - 0.4%
Ardagh Metal Packaging SA	3,569	14,098
Greif, Inc. - Class A	598	36,645
Greif, Inc. - Class B	62	3,874
O-I Glass, Inc.(a)	3,794	56,758
Silgan Holdings, Inc.	2,078	96,960
		208,335

Motorcycle Manufacturers - 0.3%
Harley-Davidson, Inc.	3,198	109,979

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 93.3% (CONTINUED)	Shares	Value
Movies & Entertainment - 0.5%
Atlanta Braves Holdings, Inc. - Class A(a)	244	$9,843
Atlanta Braves Holdings, Inc. - Class C(a)	915	34,248
Liberty Media Corp.-Liberty Live - Class A(a)	501	17,966
Liberty Media Corp.-Liberty Live - Class C(a)	1,158	43,217
Lions Gate Entertainment Corp. - Class A(a)	1,518	15,317
Lions Gate Entertainment Corp. - Class B(a)	3,193	30,110
Madison Square Garden Sports Corp.(a)	443	82,362
		233,063

Multi-Utilities - 0.5%
Avista Corp.	1,906	68,578
Black Hills Corp.	1,731	95,031
Northwestern Energy Group, Inc.	1,499	75,610
		239,219

Oil & Gas Drilling - 0.6%
Helmerich & Payne, Inc.	2,159	84,913
Patterson-UTI Energy, Inc.	10,173	110,072
Valaris Ltd.(a)	1,548	100,713
		295,698

Oil & Gas Equipment & Services - 1.2%
Archrock, Inc.	3,783	72,596
Cactus, Inc. - Class A	1,613	80,069
ChampionX Corp.	4,822	161,874
Liberty Energy, Inc.	4,036	88,792
Tidewater, Inc.(a)	1,230	112,976
		516,307

Oil & Gas Exploration & Production - 1.6%
California Resources Corp.	1,768	93,456
CNX Resources Corp.(a)	3,744	88,059
Comstock Resources, Inc.	2,260	22,736
Gulfport Energy Corp.(a)	320	50,787
Magnolia Oil & Gas Corp. - Class A	4,321	108,327
Northern Oil & Gas, Inc.	2,220	90,554
Sitio Royalties Corp. - Class A	1,999	46,457
SM Energy Co.	2,840	137,711
Viper Energy, Inc.	2,122	80,976
		719,063

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 93.3% (CONTINUED)	Shares	Value
Oil & Gas Refining & Marketing - 0.2%
CVR Energy, Inc.	877	$26,643
Par Pacific Holdings, Inc.(a)	1,378	42,443
		69,086

Oil & Gas Storage & Transportation - 1.2%
DT Midstream, Inc.	2,406	149,654
Equitrans Midstream Corp.	10,500	142,065
Golar LNG Ltd.	2,401	58,873
International Seaways, Inc.	1,071	59,216
Kinetik Holdings, Inc.	566	21,700
Scorpio Tankers, Inc.	1,158	81,476
		512,984

Other Specialty Retail - 0.4%
Academy Sports & Outdoors, Inc.	1,837	107,097
Signet Jewelers Ltd.	1,021	100,089
		207,186

Packaged Foods & Meats - 1.4%
Cal-Maine Foods, Inc.	976	54,002
Flowers Foods, Inc.	4,335	108,114
Freshpet, Inc.(a)	1,180	125,162
J & J Snack Foods Corp.	284	38,990
Lancaster Colony Corp.	506	96,550
Seaboard Corp.	6	19,861
Simply Good Foods Co.(a)	2,190	79,826
Tootsie Roll Industries, Inc.	346	10,280
TreeHouse Foods, Inc.(a)	1,251	46,975
Utz Brands, Inc.	1,653	29,804
		609,564

Paper & Plastic Packaging Products & Materials - 0.3%
Pactiv Evergreen, Inc.	954	14,539
Sealed Air Corp.	3,571	112,415
		126,954

Passenger Airlines - 0.2%
Alaska Air Group, Inc.(a)	788	33,900
Copa Holdings SA - Class A	204	19,482
Joby Aviation, Inc.(a)	8,705	43,960
SkyWest, Inc.(a)	250	18,258
Wheels Up Experience, Inc.(a)(b)	3,793	8,496
		124,096

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 93.3% (CONTINUED)	Shares	Value
Passenger Ground Transportation - 0.3%
Hertz Global Holdings, Inc.(a)	3,064	$13,941
Lyft, Inc. - Class A(a)	8,287	129,609
		143,550

Personal Care Products - 0.1%
Inter Parfums, Inc.	439	51,091

Pharmaceuticals - 1.2%
Amphastar Pharmaceuticals, Inc.(a)	917	37,826
Arvinas, Inc.(a)	1,506	47,846
Axsome Therapeutics, Inc.(a)	959	70,736
Corcept Therapeutics, Inc.(a)	2,104	49,065
Organon & Co.	6,661	123,960
Perrigo Co. PLC	3,503	114,408
Prestige Consumer Healthcare, Inc.(a)	1,214	87,117
Scilex Holding Co.(a)	85	73
		531,031

Property & Casualty Insurance - 1.4%
Assured Guaranty Ltd.	1,338	102,625
Axis Capital Holdings Ltd.	1,970	120,819
Hanover Insurance Group, Inc.	874	113,463
Kemper Corp.	1,472	85,832
Mercury General Corp.	662	34,596
White Mountains Insurance Group Ltd.	62	110,244
		567,579

Real Estate Development - 0.1%
Howard Hughes Holdings, Inc.(a)	793	51,672

Real Estate Operating Companies - 0.2%
DigitalBridge Group, Inc.	4,265	70,117

Real Estate Services - 0.2%
Cushman & Wakefield PLC(a)	4,650	44,873
Newmark Group, Inc. - Class A	3,306	31,639
Opendoor Technologies, Inc.(a)	15,270	30,387
		106,899

Regional Banks - 6.9%
Ameris Bancorp	1,586	75,303
Associated Banc-Corp.	3,642	76,737
Atlantic Union Bankshares Corp.	2,288	72,690
Axos Financial, Inc.(a)	1,273	64,427

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 93.3% (CONTINUED)	Shares	Value
Regional Banks - 6.9% (Continued)
Banc of California, Inc.	3,706	$50,735
BancFirst Corp.	436	38,878
Bancorp, Inc.(a)	1,185	35,479
Bank of Hawaii Corp.	967	54,819
Bank OZK	2,856	127,520
BOK Financial Corp.	567	50,310
Cadence Bank	4,570	126,452
Cathay General Bancorp	1,726	59,443
Columbia Banking System, Inc.	5,396	101,499
Community Bank System, Inc.	1,276	55,149
CVB Financial Corp.	3,173	51,847
Eastern Bankshares, Inc.	3,839	48,218
First BanCorp	4,255	73,399
First Financial Bancorp	2,236	49,438
First Financial Bankshares, Inc.	3,553	105,027
First Hawaiian, Inc.	3,153	66,497
First Interstate BancSystem, Inc. - Class A	2,200	58,740
FNB Corp.	9,157	122,154
Fulton Financial Corp.	3,925	64,959
Glacier Bancorp, Inc.	2,741	99,169
Hancock Whitney Corp.	2,194	99,586
Home BancShares, Inc.	4,841	114,635
Independent Bank Corp.	1,054	52,953
International Bancshares Corp.	1,378	76,686
New York Community Bancorp, Inc.	17,641	46,749
Old National Bancorp	8,021	132,666
Pacific Premier Bancorp, Inc.	2,327	50,031
ServisFirst Bancshares, Inc.	1,294	76,294
Simmons First National Corp. - Class A	2,968	50,723
Synovus Financial Corp.	3,447	123,368
Texas Capital Bancshares, Inc.(a)	1,131	64,919
TFS Financial Corp.	1,288	15,469
UMB Financial Corp.	1,018	81,094
United Bankshares, Inc.	3,354	108,871
United Community Banks, Inc.	2,881	72,688
Valley National Bancorp	10,521	73,752
WSFS Financial Corp.	1,461	62,429
		3,031,802

Reinsurance - 0.2%
Enstar Group Ltd.(a)	315	91,467

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 93.3% (CONTINUED)	Shares	Value
Renewable Electricity - 0.4%
Clearway Energy, Inc. - Class A	855	$18,562
Clearway Energy, Inc. - Class C	2,055	48,046
NextEra Energy Partners LP	2,268	64,320
Ormat Technologies, Inc.	1,334	85,149
		216,077

Research & Consulting Services - 0.8%
CBIZ, Inc.(a)	1,176	83,708
Dun & Bradstreet Holdings, Inc.	7,297	66,403
Exponent, Inc.	1,249	114,795
ICF International, Inc.	456	65,796
		330,702

Restaurants - 1.1%
Bloomin' Brands, Inc.	2,189	56,454
Cava Group, Inc.(a)(b)	1,529	109,997
Dutch Bros, Inc. - Class A(a)	1,333	37,537
Krispy Kreme, Inc.	1,995	25,237
Papa John's International, Inc.	799	49,290
Shake Shack, Inc. - Class A(a)	959	101,510
Wendy's Co.	4,280	85,557
		465,582

Security & Alarm Services - 0.2%
Brink's Co.	1,097	95,944

Semiconductor Materials & Equipment - 0.7%
Axcelis Technologies, Inc.(a)	804	83,230
FormFactor, Inc.(a)	1,885	84,051
Kulicke & Soffa Industries, Inc.	1,352	62,571
SolarEdge Technologies, Inc.(a)	1,407	82,521
		312,373

Semiconductors - 1.7%
Cirrus Logic, Inc.(a)	1,357	120,189
Credo Technology Group Holding Ltd.(a)	3,232	57,756
Diodes, Inc.(a)	1,103	80,530
Impinj, Inc.(a)	539	85,906
Power Integrations, Inc.	1,405	93,742
Silicon Laboratories, Inc.(a)	789	95,856
SiTime Corp.(a)	415	36,985
Synaptics, Inc.(a)	944	84,922
Wolfspeed, Inc.(a)	3,099	83,766
		739,652

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 93.3% (CONTINUED)	Shares	Value
Silver - 0.2%
Hecla Mining Co.	14,367	$67,956

Soft Drinks & Non-alcoholic Beverages - 0.1%
National Beverage Corp.(a)(b)	574	25,543

Specialized Consumer Services - 0.2%
Frontdoor, Inc.(a)	2,137	65,584
Mister Car Wash, Inc.(a)	2,265	15,153
		80,737

Specialty Chemicals - 2.5%
Arcadium Lithium PLC(a)	45,631	200,776
Ashland, Inc.	1,137	108,390
Avient Corp.	2,345	99,475
Balchem Corp.	787	111,266
Element Solutions, Inc.	5,714	132,165
Ginkgo Bioworks Holdings, Inc.(a)(b)	36,767	32,763
HB Fuller Co.	1,333	99,588
Innospec, Inc.	603	72,360
NewMarket Corp.	179	94,319
Quaker Chemical Corp.	334	62,301
Sensient Technologies Corp.	1,031	75,490
		1,088,893

Steel - 1.2%
Alpha Metallurgical Resources, Inc.	268	87,668
Arch Resources, Inc.	435	69,069
ATI, Inc.(a)	3,148	187,937
Carpenter Technology Corp.	1,192	102,154
Warrior Met Coal, Inc.	1,281	87,556
		534,384

Systems Software - 1.4%
Appian Corp. - Class A(a)	1,005	37,627
CommVault Systems, Inc.(a)	1,056	108,208
N-able, Inc.(a)	1,612	19,763
Progress Software Corp.	1,066	53,108
Rapid7, Inc.(a)	1,487	66,618
Tenable Holdings, Inc.(a)	2,859	128,570
Teradata Corp.(a)	2,404	89,188
Varonis Systems, Inc.(a)	2,703	118,256
		621,338

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 93.3% (CONTINUED)	Shares	Value
Technology Distributors - 0.2%
Avnet, Inc.	2,220	$108,491

Technology Hardware, Storage & Peripherals - 0.1%
Xerox Holdings Corp.	2,808	37,318

Tires & Rubber - 0.2%
Goodyear Tire & Rubber Co.(a)	7,478	89,437

Trading Companies & Distributors - 2.3%
Air Lease Corp.	2,574	129,318
Beacon Roofing Supply, Inc.(a)	1,795	176,861
Boise Cascade Co.	970	128,302
FTAI Aviation Ltd.	2,167	152,145
GATX Corp.	909	111,225
GMS, Inc.(a)	975	90,207
Herc Holdings, Inc.	655	93,685
McGrath RentCorp	598	63,783
Rush Enterprises, Inc. - Class A	1,483	65,133
Rush Enterprises, Inc. - Class B	204	8,346
		1,019,005

Transaction & Payment Processing Services - 1.2%
AvidXchange Holdings, Inc.(a)	3,989	46,512
Euronet Worldwide, Inc.(a)	1,076	110,484
Evertec, Inc.	1,613	60,536
Flywire Corp.(a)	2,878	58,999
Marqeta, Inc. - Class A(a)	11,586	64,302
Remitly Global, Inc.(a)	3,327	59,320
Western Union Co.	9,382	126,094
		526,247

Water Utilities - 0.3%
American States Water Co.	903	63,969
California Water Service Group	1,439	70,683
		134,652

Wireless Telecommunication Services - 0.1%
Telephone and Data Systems, Inc.	2,464	38,562
United States Cellular Corp.(a)	348	12,653
		51,215
TOTAL COMMON STOCKS (Cost $39,901,541)		40,944,116

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 6.3%	Shares	Value
Apartment Income REIT Corp.	3,414	$131,030
Apple Hospitality REIT, Inc.	5,050	74,538
Arbor Realty Trust, Inc.(b)	4,555	58,441
Blackstone Mortgage Trust, Inc. - Class A(b)	3,953	69,731
Broadstone Net Lease, Inc.	4,566	66,481
CareTrust REIT, Inc.	2,930	72,430
COPT Defense Properties	2,782	66,685
Cousins Properties, Inc.	3,754	86,117
Douglas Emmett, Inc.	3,981	54,580
EPR Properties	1,837	74,564
Essential Properties Realty Trust, Inc.	3,903	102,805
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,753	68,853
Highwoods Properties, Inc.	2,587	67,779
Independence Realty Trust, Inc.	5,547	87,476
Innovative Industrial Properties, Inc.	687	71,036
Kilroy Realty Corp.	3,039	102,717
Kite Realty Group Trust	5,345	116,521
LXP Industrial Trust	6,930	57,866
Macerich Co.	5,320	73,203
National Health Investors, Inc.	1,041	65,645
National Storage Affiliates Trust	1,959	68,643
Outfront Media, Inc.	3,888	61,664
Park Hotels & Resorts, Inc.	4,874	78,618
Phillips Edison & Co., Inc.	2,952	96,530
PotlatchDeltic Corp.	1,911	76,459
Rayonier, Inc.	3,680	109,149
Rithm Capital Corp.	12,341	137,231
Sabra Health Care REIT, Inc.	5,669	78,913
SITE Centers Corp.	4,741	63,956
SL Green Realty Corp.	1,606	80,027
Sunstone Hotel Investors, Inc.	5,080	51,816
Tanger, Inc.	2,737	77,594
Terreno Realty Corp.	2,067	112,341
Vornado Realty Trust	4,370	113,750
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,721,311)		2,775,189

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

SHORT-TERM INVESTMENTS - 1.8%	Shares	Value
Investments Purchased with Proceeds from Securities Lending - 1.4%
First American Government Obligations Fund - Class X, 5.23%(c)	620,476	$620,476

Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 5.23%(c)	155,161	155,161
TOTAL SHORT-TERM INVESTMENTS (Cost $775,637)		775,637

TOTAL INVESTMENTS - 101.4% (Cost $43,398,489)		$44,494,942
Liabilities in Excess of Other Assets - (1.4)%		(614,933)
TOTAL NET ASSETS - 100.0%		$43,880,009

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2024. The total market value of these securities was $578,310 which represented 1.3% of net assets.
(c)	The rate shown represents the 7-day effective yield as of April 30, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

STRIVE SMALL-CAP ETF

SIGNIFICANT ACCOUNTING POLICIES (UNAUDITED)
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for long-term debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of April 30, 2024, the Fund did not hold any securities that required fair valuation due to unobservable inputs.
As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

STRIVE SMALL-CAP ETF

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the fair value classification of the Fund’s investments as of April 30, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$40,944,116	$ -	$-	$40,944,116
Real Estate Investment Trusts	2,775,189	-	-	2,775,189
Investments Purchased with Proceeds from Securities Lending	620,476	-	-	620,476
Money Market Funds	155,161	-	-	155,161
Total Investments in Securities	$44,494,942	$ -	$-	$44,494,942
Refer to the Schedule of Investments for industry classifications.
During the fiscal period ended April 30, 2024, the Strive Small-Cap ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.